TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Trade Receivables and Other Current Assets [Abstract]
Summary of Brookfield Renewables trade receivables and other current assets
Brookfield Renewable’s trade receivables and other current assets as at December 31 are as follows:

(MILLIONS)	2022	2021
Trade receivables	$672	$629
Collateral deposits(1)	609	434
Short term deposits and advances	113	27
Inventory	42	31
Prepaids and others	86	354
Income tax receivables	74	39
Sales tax receivable	73	36
Current portion of contract asset	54	57
Other short-term receivables	137	76
	$1,860	$1,683
(1)Collateral deposits are related to energy derivative contracts that Brookfield Renewable enters into in order to mitigate the exposure to wholesale market electricity prices on the future sale of uncontracted generation, as part of Brookfield Renewable's risk management strategy.